Supplementary Financial Information	12 Months Ended
Dec. 31, 2017
Supplementary Financial Information [Abstract]
Supplementary Financial Information
SUPPLEMENTARY FINANCIAL INFORMATION

Other Income and Deductions

	Successor		Predecessor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Other income:
Office space sublease rental income (a)	$11	$2	$—	$—
Mineral rights royalty income (b)	3	1	3	4
Sale of land (b)	4	—	—	—
Curtailment gain on employee benefit plans (a)	—	4	—	—
Insurance settlement	—	—	9	—
Interest income	15	1	3	1
All other	4	2	4	13
Total other income	$37	$10	$19	$18
Other deductions:
Write-off of generation equipment (b)	2	—	45	—
Adjustment to asbestos liability	—	—	11	—
Impairment of favorable purchase contracts (Note 7)	—	—	—	8
Impairment of emission allowances (Note 7)	—	—	—	55
Impairment of mining development costs	—	—	—	19
All other	3	—	19	11
Total other deductions	$5	$—	$75	$93
____________

(a)	Reported in Corporate and Other non-segment (Successor period only).

(b)	Reported in Wholesale Generation segment (Successor period only).

Restricted Cash

	December 31, 2017		December 31, 2016
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets
Amounts related to the Vistra Operations Credit Facilities (Note 12)	$—	$500	$—	$650
Amounts related to restructuring escrow accounts	59	—	90	—
Other	—	—	5	—
Total restricted cash	$59	$500	$95	$650

Trade Accounts Receivable

	December 31,
	2017	2016
Wholesale and retail trade accounts receivable	$596	$622
Allowance for uncollectible accounts	(14)	(10)
Trade accounts receivable — net	$582	$612

Gross trade accounts receivable at December 31, 2017 and 2016 included unbilled retail revenues of $251 million and $225 million, respectively.

Allowance for Uncollectible Accounts Receivable

	Successor		Predecessor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Allowance for uncollectible accounts receivable at beginning of period	$10	$—	$9	$15
Increase for bad debt expense	43	10	20	34
Decrease for account write-offs	(39)	—	(16)	(40)
Allowance for uncollectible accounts receivable at end of period	$14	$10	$13	$9

Inventories by Major Category

	December 31,
	2017	2016
Materials and supplies	$149	$173
Fuel stock	83	88
Natural gas in storage	21	24
Total inventories	$253	$285

Other Investments

	December 31,
	2017	2016
Nuclear plant decommissioning trust	$1,188	$1,012
Land	49	49
Miscellaneous other	3	3
Total other investments	$1,240	$1,064

Nuclear Decommissioning Trust — Investments in a trust that will be used to fund the costs to decommission the Comanche Peak nuclear generation plant are carried at fair value. Decommissioning costs are being recovered from Oncor's customers as a delivery fee surcharge over the life of the plant and deposited by Vistra Energy (and prior to the Effective Date, a subsidiary of TCEH) in the trust fund. Income and expense associated with the trust fund and the decommissioning liability are offset by a corresponding change in a receivable/payable (currently a receivable reported in noncurrent assets) that will ultimately be settled through changes in Oncor's delivery fees rates. The nuclear decommissioning trust fund was not a debtor in the Chapter 11 Cases. A summary of investments in the fund follows:

	December 31, 2017
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$418	$14	$(2)	$430
Equity securities (c)	265	495	(2)	758
Total	$683	$509	$(4)	$1,188

	December 31, 2016
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$333	$10	$(3)	$340
Equity securities (c)	309	368	(5)	672
Total	$642	$378	$(8)	$1,012
____________

(a)	Includes realized gains and losses on securities sold.

(b)
The investment objective for debt securities is to invest in a diversified tax efficient portfolio with an overall portfolio rating of AA or above as graded by S&P or Aa2 by Moody's Investors Services, Inc. The debt securities are heavily weighted with government and municipal bonds and investment grade corporate bonds. The debt securities had an average coupon rate of 3.55% and 3.56% at December 31, 2017 and 2016, respectively, and an average maturity of 9 years at both December 31, 2017 and 2016.

(c)	The investment objective for equity securities is to invest tax efficiently and to match the performance of the S&P 500 Index.

Debt securities held at December 31, 2017 mature as follows: $111 million in one to 5 years, $99 million in five to 10 years and $220 million after 10 years.

The following table summarizes proceeds from sales of available-for-sale securities and the related realized gains and losses from such sales.

	Successor		Predecessor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Realized gains	$9	$1	$3	$1
Realized losses	$(11)	$—	$(2)	$(1)
Proceeds from sales of securities	$252	$25	$201	$401
Investments in securities	$(272)	$(30)	$(215)	$(418)

Property, Plant and Equipment

	December 31,
	2017	2016
Wholesale Generation:
Generation and mining	$4,501	$3,997
Retail Electricity	5	3
Corporate and Other	120	107
Total	4,626	4,107
Less accumulated depreciation	(282)	(54)
Net of accumulated depreciation	4,344	4,053
Nuclear fuel (net of accumulated amortization of $111 million and $31 million)	158	166
Construction work in progress:
Wholesale Generation	312	210
Retail Electricity	—	6
Corporate and Other	6	8
Total construction work in progress	318	224
Property, plant and equipment — net	$4,820	$4,443

Depreciation expense totaled $236 million, $54 million, $401 million and $767 million for the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016 and the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015, respectively.

Our property, plant and equipment consists of our power generation assets, related mining assets, information system hardware, capitalized corporate office lease space and other leasehold improvements. At December 31, 2017, the capital lease for the building totaled $65 million with accumulated depreciation of $3 million. The estimated remaining useful lives range from 2 to 36 years for our property, plant and equipment.

Asset Retirement and Mining Reclamation Obligations (ARO)

These liabilities primarily relate to nuclear generation plant decommissioning, land reclamation related to lignite mining, removal of lignite/coal ash treatment facilities and generation plant asbestos removal and disposal costs. There is no earnings impact with respect to changes in the nuclear plant decommissioning liability, as all costs are recoverable through the regulatory process as part of delivery fees charged by Oncor. As part of fresh start reporting, new fair values were established for all AROs for the Successor.

At December 31, 2017, the carrying value of our ARO related to our nuclear generation plant decommissioning totaled $1.233 billion, which exceeds the fair value of the assets contained in the nuclear decommissioning trust. Since the costs to ultimately decommission that plant are recoverable through the regulatory rate making process as part of Oncor's delivery fees, a corresponding regulatory asset has been recorded to our consolidated balance sheet of $45 million in other noncurrent assets.

The following table summarizes the changes to these obligations, reported as asset retirement obligations (current and noncurrent liabilities) in our consolidated balance sheets, for the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016 and the Predecessor period from January 1, 2016 through October 2, 2016, respectively:

	Nuclear Plant Decommissioning	Mining Land Reclamation	Other	Total
Predecessor:
Liability at December 31, 2015	$508	$215	$107	$830
Additions:
Accretion — January 1, 2016 through October 2, 2016	22	16	5	43
Adjustment for new cost estimate	—	—	1	1
Incremental reclamation costs	—	14	12	26
Reductions:
Payments — January 1, 2016 through October 2, 2016	—	(37)	(3)	(40)
Liability at October 2, 2016	530	208	122	860
Less amounts due currently	—	(50)	(1)	(51)
Noncurrent liability at October 2, 2016	$530	$158	$121	$809
Successor:
Fair value of liability established at October 3, 2016	$1,192	$374	$152	$1,718
Additions:
Accretion — October 3, 2016 through December31, 2016	8	5	1	14
Reductions:
Payments — October 3, 2016 through December31, 2016	—	(4)	(2)	(6)
Liability at December 31, 2016	1,200	375	151	1,726
Additions:
Accretion	33	18	8	59
Adjustment for change in estimates (a)	—	81	44	125
Incremental reclamation costs (b)	—	—	62	62
Reductions:
Payments	—	(36)	—	(36)
Liability at December 31, 2017	1,233	438	265	1,936
Less amounts due currently	—	(93)	(6)	(99)
Noncurrent liability at December 31, 2017	$1,233	$345	$259	$1,837

____________

(a)	Amounts primarily relate to the impacts of accelerating the ARO associated with the retirements of the Sandow 4, Sandow 5, Big Brown and Monticello plants (see Note 4).

(b)	Amounts primarily relate to liabilities incurred as part of acquiring certain real property through the Alcoa contract settlement (see Note 4).

Other Noncurrent Liabilities and Deferred Credits

The balance of other noncurrent liabilities and deferred credits consists of the following:

	December 31,
	2017	2016
Unfavorable purchase and sales contracts	$36	$46
Other, including retirement and other employee benefits	220	174
Total other noncurrent liabilities and deferred credits	$256	$220

Unfavorable Purchase and Sales Contracts — The amortization of unfavorable purchase and sales contracts totaled $10 million, $3 million, $18 million and $23 million for the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016 and the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015, respectively. See Note 7 for intangible assets related to favorable purchase and sales contracts.

The estimated amortization of unfavorable purchase and sales contracts for each of the next five fiscal years is as follows:

Year	Amount
2018	$11
2019	$9
2020	$9
2021	$1
2022	$3

Fair Value of Debt

	December 31, 2017		December 31, 2016
Debt:	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt under the Vistra Operations Credit Facilities (Note 12)	$4,323	$4,334	$4,515	$4,552
Other long-term debt, excluding capital lease obligations (Note 12)	30	27	36	32
Mandatorily redeemable subsidiary preferred stock (Note 12)	70	70	70	70

We determine fair value in accordance with accounting standards as discussed in Note 15, and at December 31, 2017, our debt fair value represents Level 2 valuations. We obtain security pricing from an independent party who uses broker quotes and third-party pricing services to determine fair values. Where relevant, these prices are validated through subscription services such as Bloomberg.

Supplemental Cash Flow Information

	Successor		Predecessor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Cash payments related to:
Interest paid (a)	$245	$19	$1,064	$1,298
Capitalized interest	(7)	(3)	(9)	(11)
Interest paid (net of capitalized interest) (a)	$238	$16	$1,055	$1,287
Income taxes	$63	$(2)	$22	$29
Reorganization items (b)	$—	$—	$104	$224
Noncash investing and financing activities:
Construction expenditures (c)	$12	$1	$53	$75
____________

(a)	Predecessor period includes amounts paid for adequate protection.

(b)
Represents cash payments made by our Predecessor for legal and other consulting services, including amounts paid on behalf of third parties pursuant to contractual obligations approved by the Bankruptcy Court.

(c)	Represents end-of-period accruals for ongoing construction projects.

The following table reconciles cash, cash equivalents and restricted cash reported in our statements of consolidated cash flows to the amounts reported in our consolidated balance sheets at December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Cash and cash equivalents	$1,487	$843
Restricted cash included in current assets	59	95
Restricted cash included in noncurrent assets	500	650
Total cash, cash equivalents and restricted cash	$2,046	$1,588